Share-Based Compensation - Stock Options that Remain Outstanding, by Exercise Price Range (Details)	12 Months Ended
	Mar. 31, 2026 shares $ / shares	Mar. 31, 2025 shares	Mar. 31, 2024 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Options outstanding (in shares)	1,992,445	1,760,720	1,186,824
Options exercisable (in shares)	893,417
Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life	3 years 2 months 23 days
Options outstanding (in shares)	1,597,125
Options exercisable (in shares)	498,096
Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life	1 year 5 months 15 days
Options outstanding (in shares)	302,867
Options exercisable (in shares)	302,867
Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted average remaining life	4 months 24 days
Options outstanding (in shares)	92,453
Options exercisable (in shares)	92,454
Bottom of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 5.90
Bottom of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	16.70
Bottom of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	82.20
Top of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	7.91
Top of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	48.60
Top of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price (CAD per share) | $ / shares	$ 112.40